OPPENHEIMER TRANSITION 2010 FUND
OPPENHEIMERTRANSITION 2015 FUND
OPPENHEIMER TRANSITION 2020 FUND
OPPENHEIMER TRANSITION 2025 FUND
OPPENHEIMER TRANSITION 2030 FUND
OPPENHEIMER TRANSITION 2040 FUND
OPPENHEIMER TRANSITION 2050 FUND

Supplement dated January 15, 2010 to the

Prospectus dated June 26, 2009

This supplement amends the Prospectus dated June 26, 2009 of the above-referenced funds (the "Funds"). The section “How the Funds are Managed – The Manager – Portfolio Managers,” on page 43, is deleted in its entirety and replaced by the following:

Portfolio Managers. The Funds are managed by a team of investment professionals including Alan C. Gilston and Jerry A. Webman who are primarily responsible for the day-to-day management of the Funds’ investments. Dr. Webman has been a Vice President of the Funds and a member of the Funds’ portfolio management team since their inception. Mr. Gilston has been a member of the Funds’ portfolio management team since February 2009 and a Vice President of the Funds since March 2009.

Mr. Gilston has been a Vice President and portfolio manager of the Manager since September 1997 and has been a member of the Manager’s Risk Management Team during various periods. Mr. Gilston is a portfolio manager of other portfolios in the OppenheimerFunds complex.

Dr. Webman has been Chief Economist of the Manager since May 2006, a member of the Manager’s Asset Allocation Committee since April 2005, Senior Vice President of the Manager since February 1996 and was Senior Investment Officer and Director of the Manager’s Fixed Income Investments from 1997 to 2008. Dr. Webman is a portfolio manager and an officer of other portfolios in the OppenheimerFunds complex.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of each Fund’s shares.

Information about the portfolio managers of the Underlying Funds is available in the Portfolio Manager section of the respective prospectus and Statement of Additional Information of each Underlying Fund.

January 15, 2010                                                                          PS0465.004

OPPENHEIMER TRANSITION 2010 FUND

OPPENHEIMERTRANSITION 2015 FUND
OPPENHEIMER TRANSITION 2020 FUND
OPPENHEIMER TRANSITION 2025 FUND

OPPENHEIMER TRANSITION 2030 FUND
OPPENHEIMER TRANSITION 2040 FUND
OPPENHEIMER TRANSITION 2050 FUND

Supplement dated January 15, 2010 to the

Statement of Additional Information dated June 26, 2009

This supplement amends the Statement of Additional Information dated June 26, 2009 of the above-referenced funds (the "Funds") as follows:

Effective January 15, 2010, Alex Kurinets is no longer a portfolio manager for the Funds.

January 15, 2010                                                                            PX0465.002